INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in joint ventures (Details) - COP ($) $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2020	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020	Jul. 31, 2019
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total OCI				$ 3,189,014	$ 3,320,098
OCI (Deferred tax)				(65,327)	(22,409)	$ (174,734)
Investments in joint ventures				$ 533,223	$ 473,733
Compania de financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity				Financing company	Financing company
Country				Colombia	Colombia
Percentage of Ownership interest				50.00%	50.00%
Included in earnings				$ 13,333	$ 8,630
Total OCI					0
OCI (Deferred tax)				(13)	13
Investments in joint ventures				516,791	466,456
Capital contributions to joint ventures				$ 37,002	$ 26,317
Puntos Colombia S.A.S
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity				Administration of the customers loyalty	Administration of the customers loyalty
Country				Colombia	Colombia
Percentage of Ownership interest				50.00%	50.00%
Included in earnings				$ 6,334	$ (4,228)
Investments in joint ventures				$ 7,707	$ 1,373
Vlipco S.A.S
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity				Technology services provider	Technology services provider
Country				Colombia	Colombia
Percentage of Ownership interest				47.28%	48.91%
Included in earnings				$ (672)	$ (79)
Total OCI					0
Investments in joint ventures				$ 3,977	$ 4,190
Capital contributions to joint ventures	$ 460
Percentage of common stock acquired								48.91%
Ecosistemas Digitales de Negocio S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity				Collaborative digital ecosystems
Country				Colombia
Percentage of Ownership interest				50.00%
Included in earnings				$ (3,226)
Investments in joint ventures			$ 3,514	1,316
Capital contributions to joint ventures				$ 1,028
P.A Proyecto Dinamarca
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity				Sustainable mobility services	Sustainable mobility services
Country				Colombia	Colombia
Percentage of Ownership interest				33.33%	33.33%
Included in earnings				$ (818)
Investments in joint ventures				1,716	$ 500
Capital contributions to joint ventures				$ 2,034
VILIV S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity				Market place
Country				Colombia
Percentage of Ownership interest				50.00%
Included in earnings				$ (906)
Investments in joint ventures				$ 1,716
Capital contributions to joint ventures		$ 1,600
Fideicomiso Ruta del Sol - compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity				Investment in infrastructure projects	Investment in infrastructure projects
Country				Colombia	Colombia
Percentage of Ownership interest				26.50%	26.50%
Included in earnings				$ (3)	$ (9)
Total OCI				$ 13	$ 13
P.A CRECE
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity				Non-financial products and services platform	Non-financial products and services platform
Country				Colombia	Colombia
Percentage of Ownership interest				50.00%	50.00%
Included in earnings				$ (1,000)	$ (1,191)
Investments in joint ventures					$ 1,009
Capital contributions to joint ventures			$ 1,013
Net value of rights transferred							$ 1,022
P.A. Servicios Tecnolgicos Arus Bancolombia
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity				Technology services provider	Technology services provider
Country				Colombia	Colombia
Percentage of Ownership interest					50.00%
Included in earnings				$ (23)	$ (45)
Investments in joint ventures					$ 205
Servicios de Aceptacion S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity					Network data transmission services
Country					Colombia
Joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings				13,019	$ 3,078
Total OCI				13	13
OCI (Deferred tax)				(13)	13
Investments in joint ventures				$ 533,223	$ 473,733